Software Development Costs, net (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2023	Mar. 14, 2023	Mar. 31, 2022
Predecessor [Member]
Statement [Line Items]
Amortization expense		$ 209	$ 113
Successor [Member]
Statement [Line Items]
Amortization expense	$ 0